Long-Term Investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Mar. 31, 2024	Jun. 30, 2026	Jun. 30, 2025
Group [Member]
Long-Term Investments [Line Items]
Equity investment		¥ 18,748
PRC [Member]
Long-Term Investments [Line Items]
Equity method ownership, percentage		46.60%	49.00%
Equity investment		¥ 3,529	¥ 1,165
Group acquired Shenzhen Letsvan [Member]
Long-Term Investments [Line Items]
Equity investment		¥ 1,614
Partnership Enterprise [Member]
Long-Term Investments [Line Items]
Equity method ownership, percentage	43.29%
Aggregate capital contribution	¥ 100,000